U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



          1.    Name  and address of issuer:  Prudential U.S. Government   Fund,
          One Seaport Plaza, New York, New York  10292.

          2. Name of each series or class of funds for which this notice is filed: Class A, Class B and Class C shares.

          3.   Investment Company Act File Number:  811-4457.
          Securities Act File Number:  33-01332.

          4. Last day of fiscal year for which this notice is filed: January 19, 1996.

          5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [ ]

          6.    Date  of  termination of issuer's declaration under  rule   24f-
          2(a)(1), if applicable (see instruction A.6):

          7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 2,764,214/$26,004,283.98

          8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None/$0

          9.    Number  and aggregate sale price of securities sold during   the
          fiscal year: 78,707/$813,932

    10.   Number  and aggregate sale price of securities sold during  the fiscal
          year   in   reliance  upon  registration  pursuant  to   rule   24f-2:
          78,707/$813,932

    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
          119,977/$1,243,940

    12.   Calculation of registration fee:

         (i)  Aggregate sale price of securities
              sold during the fiscal year in
              reliance on rule 24f-2 (from item 10): $  813,932

        (ii)  Aggregate price of shares issued in
              connection with dividend reinvestment
              plans (from item 11, if applicable):   +1,243,940

       (iii)  Aggregate price of shares redeemed or
              repurchased during the fiscal year
              (if applicable):                       -5,995,927

        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied
              as a reduction to filing fees
              pursuant to rule 24e-2
              (if applicable):                       +       -0-

         (v)  Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance of rule 24f-2
              [line (i), plus line (ii), less
              line (iii), plus line (iv)]
              (if applicable):                       (3,938,055)

        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
              or other applicable law or regulation
              (see instruction C.6):                  X   1/2900

       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:                      -0-

Instructions:  Issuers  should complete lines (ii), (iii), (iv) and (v) only  if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

    13.   Check  box  if  fees  are being remitted to the Commission's   lockbox
          depository  as described in section 3a of the  Commission's  Rules  of
          Informal and Other Procedures      (17 CFR 202.3a).
                                              [ ]

            Date   of   mailing  or  wire  transfer  of  filing  fees   to   the
Commission's lockbox depository:

                           SIGNATURES

                This  report has been signed below by the following  persons  on
          behalf  of  the  issuer  and  in  the capacities  and   on  the  dates
          indicated.

                                              /s/       S.       Jane       Rose
By (S. Jane Rose, Secretary)
          Date February 29, 1996







USF/24f-296.NOT